Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity
26. Equity

a.	Share Capital
On December 31, 2019, the subscribed and
paid-in
capital stock consists of 1,112,810,192 common shares with no par value and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings.
The price of the shares issued by the Company as of December 31, 2019, on B3 was R$ 25.48 (R$ 26.60 as of December 31, 2018). As of December 31, 2019, the Company is authorized to increase capital up to the limit of 1,600,000,000 common shares, without amendment to the Bylaws, by resolution of the Board of Directors.
O
n February 19, 2020, the Company’s Board of Directors confirmed the issuance of 2,108,542 common shares due to the partial exercise of the rights conferred by the subscription warrants. For more information on the partial issue, see note 36.
As of December 31, 2019, there were 46,518,315 common shares outstanding abroad in the form of ADRs (55,725,974 shares as of December 31, 2018 and 57,870,520 shares as of December 31,2017).
On April 10, 2019, the Company’s extraordinary and annual general meeting approved the stock split of common shares issued by Ultrapar, at a ratio of one currently existing share to two shares of the same class and type as well as the changing of the number of shares in which the capital stock of the Company is divided. The stock split approved herein shall not imply in any change in the Ultrapar’s capital stock. The new shares and ADRs resulting from the stock split approved herein are of the same class and type and granted to its holders the same rights of the current shares and ADRs. All information was adjusted retrospectively in th es
e
 financial statements.

b.	Equity instrument granted
The Company has a share-based incentive plan, which establishes the general terms and conditions for the concession of common shares issued by the Company held in treasury (see Note 8.c).

c.	Treasury Shares
The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.
As of December 31, 2019, and December 31, 2018, 26,780,298 common shares (26,082,712 shares as of December 31, 2017) were held in the Company’s treasury, acquired at an average cost of R$ 18.12 (R$ 18.49 as of December 31, 2017).

d.	Capital Reserve
The capital reserve reflects the gain on the transfer of shares at market price used in the Deferred Stock Plan granted to executives of the subsidiaries of the Company, as mentioned in Note 8.c.
Because of Extrafarma’s association in 2014, the Company recognized an increase in the capital reserves in the amount of R$ 498,812, due to the difference between the value attributable to share capital and the market value of the Ultrapar shares on the date of issue, deducted by R$ 2,260 related to the incurred costs directly attributable to issuing new shares.

e.	Revaluation Reserve
The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off,
or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

f.	Profit Reserves
f.1 Legal Reserve
Under Brazilian Corporate Law, the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of capital stock. This reserve may be used to increase capital or to absorb losses but may not be distributed as dividends.
f.2 Investments Reserve
In compliance with Article 55.c) of the Bylaws this reserve is aimed to protect the integrity of the Company’s assets and to supplement its capital stock, in order to allow new investments to be made. As provided in its Bylaws, the Company may allocate up to 45% of the annual net income to the investments reserve, up to the limit of 100% of the share capital.
The investments reserve is free of distribution restrictions and totaled R$ 3,290,073 as of December 31, 2019 (R$ 3,412,427 as of December 31, 2018).

g.	Valuation Adjustments and Cumulative Translation Adjustments
g.1 Valuation Adjustments

(i)
Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the title “valuation adjustments”. Actuarial gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.

(ii)
Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “valuation adjustments”. Gains and losses are reclassified to initial cost of non-financial
assets.

(iii)
The differences between the fair value of financial investments measured at fair value through other comprehensive income and the initial amount of financial investments plus the interest earned and the foreign currency exchange variation are recognized in equity as valuation adjustments. Gains and losses are reclassified to statements of profit or loss when the financial investment is settled.

(iv)
The Company also recognizes in this item the effect of changes in the non-controlling
interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling
interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balance and changes in valuation adjustments of the Company are as follows:

	Valuation adjustments
	Fair value of cash flow hedging instruments	Fair value of financial instruments	Actuarial gains (losses) of post- employment benefits	Non- controlling shareholders interest change	Total
Balance on December 31, 2016	(26,883)	—	2,896	—	(23,987)
Changes in fair value of financial instruments	(2,550)	—	—	—	(2,550)
IRPJ and CSLL on fair value	2,069	—	—	—	2,069
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	—	—	—	197,369	197,369
Actuarial losses of post-employment benefits	—	—	(27,658)	—	(27,658)
Income and social contribution taxes on actuarial losses	—	—	9,581	—	9,581
Balance as of December 31, 2017	(27,364)	—	(15,181)	197,369	154,824
Changes in fair value of financial instruments	(326,030)	(273)	—	—	(326,303)
Income and social contribution taxes on fair value	110,058	—	—	—	110,058
Actuarial losses of post-employment benefits	—	—	(2,810)	—	(2,810)
Income and social contribution taxes on actuarial losses	—	—	242	—	242

Balance as of December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)
Changes in fair value of financial instruments	(76,479)	478	0	0	(76,001)
IRPJ and CSLL on fair value	23,683	0	0	0	23,683
Actuarial losses of post-employment benefits	0	0	(41,794)	0	(41,794)
Income and social contribution taxes on actuarial losses	0	0	11,784	0	11,784

Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	(146,317)

g.2 Cumulative Translation Adjustments
The change in exchange rates on assets, liabilities, and income of foreign subsidiaries that have functional currency other than the presentation currency of the Company and an independent administration (see Note 2.s.1) and the exchange rate variation on notes in the foreign market (see Note 34.h.3) is directly recognized in the equity. This accumulated effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off
of the investment.
Balance and changes in cumulative translation adjustments of the Company are as follows:

12/31/2019
Balance on December 31, 2016	7,519
Translation of foreign subsidiaries, net of IRPJ and CSLL	45,542

Balance as of December 31, 2017	53,061
Currency translation of foreign subsidiaries	52,531
Effect of foreign currency exchange rate variation on financial instruments	(60,204)
IRPJ and CSLL on exchange variation	20,469

Balance as of December 31, 2018	65,857
Currency translation of foreign subsidiaries	46,330
Effect of foreign currency exchange rate variation on financial instruments	(14,788)
IRPJ and CSLL on exchange variation	5,028

Balance as of December 31, 2019	102,427

h.	Dividends and Allocation of Net Income
The shareholders are entitled, under the Bylaws, to a minimum annual dividend of 50% of adjusted net income calculated in accordance with Brazilian Corporate Law. The dividends and interest on equity in excess of the obligation established in the Bylaws are recognized in equity until the Shareholders approve them. The proposed dividends payable as of December 31, 2018 in the amount of R$ 380,324 (R$ 0.70 – seventy cents of Brazilian Real per share), were approved by the Board of Directors on February 20, 2019, and paid beginning March 13, 2019. On August 14, 2019, the Board of Directors approved the anticipation of dividends of 2019, in the amount of R$ 217,382 (R$ 0.20 – twenty cents of Brazilian Real per share), paid as from August 30, 2019. The proposed dividends payable as of December 31, 2019, in the amount of R $ 261,470 (R $ 0.24 – twenty-four cents of Brazilian Real per share), were approved by the Board of Directors on February 19, 2020, and will be paid as of March 06, 2020.
Balances and changes in dividends payable are as follows:

Balance as of December 31, 2017	338,845
Provisions	756,952
Payments	(808,603)
Expired dividends	(3,170)
Balance as of December 31, 2018	284,024
Provisions	329,106
Payments	(596,436)

Balance as of December 31, 2019	16,694

The management proposal for the allocation of net income for 2019 and for distribution of dividends is as follow:

12/31/2019
Allocation of net income
Net income for the period attributable to shareholders of Ultrapar	373,526

Minimum mandatory dividends for the period (50% of the net income)	186,763
Legal reserve (5% of the net income)	18,676
Additional dividends to minimum mandatory dividends	168,087

Total allocation of net income	373,526
Allocation of dividends
Minimum mandatory dividends for the period ( 50 % of the net income)	186,763
Additional dividends to minimum mandatory dividends	168,087
Dividends on statutory reserve	124,002

Total allocation	478,852
(-) Interim dividends paid (R$ 0.20 per share)	(217,382)

Dividends payable (R$ 0.24 per share)—Equity	261,470